                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21071
                                  ---------------------------------------------

                         Small-Cap Value Portfolio
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                      Alan R. Dynner
  The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 89.8%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Auto and Parts -- 5.0%
------------------------------------------------------------
BorgWarner, Inc.                           1,500  $   96,600
Superior Industries International, Inc.    1,600      66,720
------------------------------------------------------------
                                                  $  163,320
------------------------------------------------------------
Cement -- 2.7%
------------------------------------------------------------
Lafarge North America, Inc.                2,800  $   86,520
------------------------------------------------------------
                                                  $   86,520
------------------------------------------------------------
Chemical -- 2.7%
------------------------------------------------------------
RPM, Inc.                                  6,300  $   86,625
------------------------------------------------------------
                                                  $   86,625
------------------------------------------------------------
Computer / Communications Related -- 5.1%
------------------------------------------------------------
Actel Corp.(1)                             2,300  $   47,150
International Rectifier Corp.(1)           2,700      72,414
Veeco Instruments, Inc.(1)                 2,700      45,981
------------------------------------------------------------
                                                  $  165,545
------------------------------------------------------------
Construction / Engineering -- 5.5%
------------------------------------------------------------
Granite Construction, Inc.                 3,500  $   67,060
Insituform Technologies, Inc.(1)           3,500      61,880
Shaw Group, Inc., (The)(1)                 4,000      48,200
------------------------------------------------------------
                                                  $  177,140
------------------------------------------------------------
Electrical Equipment -- 2.8%
------------------------------------------------------------
Belden, Inc.                               3,900  $   61,971
Cable Design Technologies Corp.(1)         4,000      28,600
------------------------------------------------------------
                                                  $   90,571
------------------------------------------------------------
Electronics -- 3.0%
------------------------------------------------------------
Bel Fuse, Inc.                             2,800  $   64,120
Technitrol, Inc.(1)                        2,100      31,605
------------------------------------------------------------
                                                  $   95,725
------------------------------------------------------------
Energy -- 9.1%
------------------------------------------------------------
Newfield Exploration Co.(1)                2,300  $   86,365
NUI Corp.                                  2,100      32,592
Piedmont Natural Gas Co., Inc.             1,900      73,739
SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Energy (continued)
------------------------------------------------------------
Questar Corp.                              1,800  $   60,246
XTO Energy, Inc.                           2,133      42,895
------------------------------------------------------------
                                                  $  295,837
------------------------------------------------------------
Food Wholesalers / Retailers -- 2.0%
------------------------------------------------------------
SUPERVALU, Inc.                            3,100  $   66,092
------------------------------------------------------------
                                                  $   66,092
------------------------------------------------------------
Household Products -- 6.5%
------------------------------------------------------------
Church & Dwight Co., Inc.                  4,000  $  130,920
Libbey, Inc.                               3,500      79,450
------------------------------------------------------------
                                                  $  210,370
------------------------------------------------------------
Industrial Products -- 7.3%
------------------------------------------------------------
A.O. Smith Corp.                           3,600  $  101,340
CLARCOR, Inc.                                600      23,130
Teleflex, Inc.                             2,600     110,630
------------------------------------------------------------
                                                  $  235,100
------------------------------------------------------------
Insurance -- 3.1%
------------------------------------------------------------
Protective Life Corp.                      3,700  $   98,975
------------------------------------------------------------
                                                  $   98,975
------------------------------------------------------------
Medical Services / Supplies -- 10.0%
------------------------------------------------------------
CONMED Corp.(1)                            3,200  $   58,432
DENTSPLY International, Inc.               1,400      57,260
Inamed Corp.(1)                            1,400      75,166
MIM Corp.(1)                               5,200      33,956
PolyMedica Corp.                           1,400      64,106
West Pharmaceutical Services, Inc.         1,400      34,300
------------------------------------------------------------
                                                  $  323,220
------------------------------------------------------------
Packaging -- 3.1%
------------------------------------------------------------
AptarGroup, Inc.                           2,800  $  100,800
------------------------------------------------------------
                                                  $  100,800
------------------------------------------------------------
REITS -- 1.0%
------------------------------------------------------------
Mack-Cali Realty Corp.                       900  $   32,742
------------------------------------------------------------
                                                  $   32,742
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Restaurants -- 4.6%
------------------------------------------------------------
Applebee's International, Inc.             1,800  $   56,574
CBRL Group, Inc.                           2,000      77,720
Outback Steakhouse, Inc.                     400      15,600
------------------------------------------------------------
                                                  $  149,894
------------------------------------------------------------
Retailing -- 7.2%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)               4,700  $   70,782
Claire's Stores, Inc.                      1,900      48,184
Footstar, Inc.(1)                          3,900      50,700
ShopKo Stores, Inc.(1)                     4,900      63,700
------------------------------------------------------------
                                                  $  233,366
------------------------------------------------------------
Toys -- 3.9%
------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     6,000  $   79,740
RC2 Corp.(1)                               2,700      45,927
------------------------------------------------------------
                                                  $  125,667
------------------------------------------------------------
Transportation -- 5.2%
------------------------------------------------------------
Arkansas Best Corp.                        4,800  $  114,192
Roadway Corp.                              1,900      54,207
------------------------------------------------------------
                                                  $  168,399
------------------------------------------------------------
Total Common Stocks
   (identified cost $2,596,631)                   $2,905,908
------------------------------------------------------------
Total Investments -- 89.8%
   (identified cost $2,596,631)                   $2,905,908
------------------------------------------------------------
Other Assets, Less Liabilities -- 10.2%           $  328,375
------------------------------------------------------------
Net Assets -- 100.0%                              $3,234,283
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $2,596,631)                            $2,905,908
Cash                                         564,822
Receivable from the Investment Adviser        17,139
Interest and dividends receivable              1,515
----------------------------------------------------
TOTAL ASSETS                              $3,489,384
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  237,250
Payable to affiliate for Trustees' fees        1,910
Accrued expenses                              15,941
----------------------------------------------------
TOTAL LIABILITIES                         $  255,101
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $3,234,283
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,925,006
Net unrealized appreciation (computed on
   the basis of identified cost)             309,277
----------------------------------------------------
TOTAL                                     $3,234,283
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Dividends                                 $ 13,708
Interest                                       586
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 14,294
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 11,232
Custodian fee                                9,997
Legal and accounting services                7,142
Miscellaneous                                1,124
--------------------------------------------------
TOTAL EXPENSES                            $ 29,495
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $ 17,139
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 17,139
--------------------------------------------------

NET EXPENSES                              $ 12,356
--------------------------------------------------

NET INVESTMENT INCOME                     $  1,938
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(43,496)
--------------------------------------------------
NET REALIZED LOSS                         $(43,496)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $312,507
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $312,507
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $269,011
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $270,949
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $          1,938  $                341
   Net realized loss                               (43,496)               (1,107)
   Net change in unrealized
      appreciation (depreciation)                  312,507                (3,230)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        270,949  $             (3,996)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,560,572  $          2,105,971
   Withdrawals                                    (760,686)              (38,537)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $        799,886  $          2,067,434
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,070,835  $          2,063,438
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      2,163,448  $            100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      3,234,283  $          2,163,448
--------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.10%(2)                1.10%(2)
   Net investment income                 0.17%(2)                0.13%(2)
Portfolio Turnover                         21%                      2%
------------------------------------------------------------------------------
TOTAL RETURN                            10.79%                  (8.90)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $3,234                  $2,163
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.62%(2)               12.79%(2)
   Net investment loss                  (1.35)%(2)             (11.56)%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002 seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Small-Cap Value Fund held an approximate 96.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the advisory fee amounted to $11,232. To reduce the net investment loss of the Portfolio, EVM was allocated, on a preliminary basis, $17,139 of the Portfolio's operating expenses for the six months ended June 30, 2003. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,141,975 and $439,328, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,596,631
    ----------------------------------------------------
    Gross unrealized appreciation             $  348,690
    Gross unrealized depreciation                (39,413)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  309,277
    ----------------------------------------------------

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2003.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%           1%
    Donald R. Dwight                                  99%           1%
    James B. Hawkes                                   99%           1%
    Samuel L. Hayes, III                              99%           1%
    William H. Park                                   99%           1%
    Norton H. Reamer                                  99%           1%
    Lynn A. Stout                                     99%           1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE SMALL-CAP VALUE FUND

INVESTMENT MANAGEMENT

SMALL-CAP VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

George C. Pierides
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP VALUE PORTFOLIO

By:   /s/ James B. Hawkes
      -------------------
      James B. Hawkes
      President

Date: AUGUST 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Barbara E. Campbell
      -------------------
      Barbara E. Campbell
      Treasurer

Date: AUGUST 18, 2003

By:   /s/ James B. Hawkes
      ----------------
      James B. Hawkes
      President

Date: AUGUST 18, 2003